Employee Benefit Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Percentage of maximum employee eligible compensation on pretax basis that can be contributed	50.00%
Expenses related to contributions to the 401k plan	$ 370	$ 382	$ 273
Minimum
Defined Benefit Plan Disclosure [Line Items]
Contributions range	0.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Contributions range	100.00%
Maximum eligibility of employee compensation	6.00%